VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.7%
		Communication Services: 3.6%
621,000	(1)	Iridium Communications, Inc.	$15,885,180	3.1
176,500		Manchester United PLC - Class A	2,566,310	0.5
			18,451,490	3.6

		Consumer Discretionary: 23.1%
100,500	(1)	Bright Horizons Family Solutions, Inc.	15,280,020	3.0
320,000		Choice Hotels International, Inc.	27,507,200	5.3
89,500		Marriott Vacations Worldwide Corp.	8,127,495	1.6
440,500	(1)	Penn National Gaming, Inc.	32,024,350	6.2
83,500		Red Rock Resorts, Inc.	1,427,850	0.3
160,212		Vail Resorts, Inc.	34,280,562	6.7
			118,647,477	23.1

		Financials: 27.4%
400,000	(1)	Arch Capital Group Ltd.	11,700,000	2.3
144,000		Carlyle Group, Inc./The	3,552,480	0.7
165,000		Cohen & Steers, Inc.	9,197,100	1.8
39,000		Essent Group Ltd.	1,443,390	0.3
80,000		Factset Research Systems, Inc.	26,790,400	5.2
33,125		Houlihan Lokey, Inc.	1,956,031	0.4
75,800		Kinsale Capital Group, Inc.	14,415,644	2.8
49,000		Moelis & Co.	1,721,860	0.3
72,000		Morningstar, Inc.	11,563,920	2.3
122,700		MSCI, Inc. - Class A	43,776,906	8.5
124,000		Primerica, Inc.	14,029,360	2.7
35,500	(1)	Yucaipa Acquisition Corp.	362,100	0.1
			140,509,191	27.4

		Health Care: 13.6%
28,043	(1)	Adaptive Biotechnologies Corp.	1,363,731	0.3
52,193	(1)	American Well Corp.	1,547,000	0.3
51,523		Bio-Techne Corp.	12,763,793	2.5
117,300		Dechra Pharmaceuticals PLC	4,877,337	0.9
49,295	(1)	Denali Therapeutics, Inc.	1,766,240	0.4
63,200	(1)	Idexx Laboratories, Inc.	24,844,552	4.8
6,905	(1)	Mettler Toledo International, Inc.	6,668,504	1.3
41,550	(1)	Neogen Corp.	3,251,287	0.6
53,000	(1)	Schrodinger, Inc./United States	2,518,030	0.5
37,520		West Pharmaceutical Services, Inc.	10,314,248	2.0
			69,914,722	13.6

		Industrials: 10.7%
49,890	(1)	BrightView Holdings, Inc.	568,746	0.1
45,700	(1)	CoStar Group, Inc.	38,776,907	7.6
501,725	(2)	Marel HF	2,434,315	0.5
4,129,898	(1),(3),(4)	Northvolt AB	582,402	0.1
172,000	(1)	Trex Co., Inc.	12,315,200	2.4
			54,677,570	10.7

		Information Technology: 14.9%
53,870	(1)	Altair Engineering, Inc.	2,261,463	0.4
95,000	(1)	ANSYS, Inc.	31,086,850	6.1
111,000	(1)	Gartner, Inc.	13,869,450	2.7
100,000	(1)	Guidewire Software, Inc.	10,427,000	2.0
5,000		Littelfuse, Inc.	886,700	0.2
210,000		SS&C Technologies Holdings, Inc.	12,709,200	2.5
21,100	(1)	Wix.com Ltd.	5,377,335	1.0
			76,617,998	14.9

		Real Estate: 6.4%
65,954		Alexandria Real Estate Equities, Inc.	10,552,640	2.1
24,000		American Assets Trust, Inc.	578,160	0.1
305,500		Douglas Emmett, Inc.	7,668,050	1.5
371,664		Gaming and Leisure Properties, Inc.	13,725,551	2.7
			32,524,401	6.4

	Total Common Stock
	(Cost $122,400,218)		511,342,849	99.7

PREFERRED STOCK: 0.2%
		Consumer Staples: 0.1%
21,175	(1),(3),(4)	Farmer's Business Network, Inc. - Series F	631,650	0.1

		Health Care: 0.1%
87,338	(1),(3),(4)	Zymergen, Inc. - Series D	566,824	0.1

	Total Preferred Stock
	(Cost $1,349,969)		1,198,474	0.2

	Total Long-Term Investments
	(Cost $123,750,187)		512,541,323	99.9

SHORT-TERM INVESTMENTS: 0.1%
		Mutual Funds: 0.1%
738,003	(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%
		(Cost $738,003)	738,003	0.1

	Total Short-Term Investments
	(Cost $738,003)		738,003	0.1

	Total Investments in Securities (Cost $124,488,190)		$513,279,326	100.0
	Liabilities in Excess of Other Assets		(59,931)	–
	Net Assets		$513,219,395	100.0

VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2020, the Portfolio held restricted securities with a fair value of $1,780,876 or 0.3% of net assets. Please refer to the table below for additional details.
(5)	Rate shown is the 7-day yield as of September 30, 2020.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Common Stock
Communication Services	$18,451,490	$–	$–	$18,451,490
Consumer Discretionary	118,647,477	–	–	118,647,477
Financials	140,509,191	–	–	140,509,191
Health Care	65,037,385	4,877,337	–	69,914,722
Industrials	51,660,853	2,434,315	582,402	54,677,570
Information Technology	76,617,998	–	–	76,617,998
Real Estate	32,524,401	–	–	32,524,401
Total Common Stock	503,448,795	7,311,652	582,402	511,342,849
Preferred Stock	–	–	1,198,474	1,198,474
Short-Term Investments	738,003	–	–	738,003
Total Investments, at fair value	$504,186,798	$7,311,652	$1,780,876	$513,279,326

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2020, VY® Baron Growth Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Farmer's Business Network, Inc. - Series F	7/31/2020	$699,973	$631,650
Northvolt AB	9/21/2020	651,737	582,402
Zymergen, Inc. - Series D	7/31/2020	649,996	566,824
		$2,001,706	$1,780,876

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $127,624,749.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$387,518,186
Gross Unrealized Depreciation	(1,863,607)
Net Unrealized Appreciation	$385,654,579